Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
19.	Subsequent Events

On April 9, 2015, the Company announced that its board of directors had declared a final cash dividend of U.S.$0.20 per share for the year ended December 31, 2014 payable on  or about May 1, 2015 to the shareholders of record as of April 24, 2015.

The Company has evaluated all other subsequent events through April 15, 2015, the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transaction, apart from the above described events, that required recognition or disclosures in the financial statements.